Benefit Plans And Obligations For Termination Indemnity (Tables)	12 Months Ended
Dec. 31, 2025
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements
The following table sets forth the Plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Changes in benefit obligation:
Benefit obligation at beginning of year	$510,130	$566,786
Service cost	1,950	10,200
Interest cost	25,851	24,605
Exchange rate differences	31,286	(251)
Actuarial gain	(16,342)	(56,174)
Benefits paid	(30,555)	(35,036)
Effect of settlement commitment	(273,937)	—
Benefit obligation at end of year	$248,383	$510,130
Changes in the Plans’ assets:
Fair value of Plans’ assets at beginning of year	$301,816	$290,008
Benefit assets related to acquired companies	—	203
Actual return on Plans’ assets (net of expenses)	27,116	21,287
Employer contribution	1,184	6,719
Benefits paid	(18,537)	(16,401)
Exchange rate differences	1,195	—
Assets transferred to defined contribution plan	(30,526)	—
Effect of settlement commitment	(273,937)	—
Fair value of Plans’ assets at end of year	$8,311	$301,816
Accrued benefit cost, end of year:
Funded (unfunded) status	$(240,074)	$(208,316)
Unrecognized net actuarial loss	(68,944)	(117,865)
	$(309,018)	$(326,181)
Amount recognized in the statement of financial position:
Accrued benefit liability, current	$(35,273)	$(38,200)
Accrued benefit liability, non-current	(204,801)	(170,116)
Accumulated other comprehensive income, pre-tax	(68,944)	(117,865)
	$(309,018)	$(326,181)

Components Of Net Periodic Pension Cost

	Year ended December 31, 2025	Year ended December 31, 2024	Year ended December 31, 2023
Components of the Plans’ net periodic pension cost:
Service cost	$1,950	$10,200	$5,578
Interest cost	25,851	24,605	29,429
Expected return on Plans’ assets	(21,330)	(17,742)	(17,825)
Amortization of prior service cost	—	—	(1,246)
Recognition of net actuarial gain	(27,591)	(30,343)	(5,098)
Total net periodic benefit cost	$(21,120)	$(13,280)	$10,838
Additional information
Accumulated benefit obligation	$248,382	$510,130	$561,350

Weighted Average Assumptions

	December 31, 2025	December 31, 2024
Weighted average assumptions:
Discount rate as of December 31	4.4%	5.4%
Expected long-term rate of return on Plans’ assets	—%	7.0%
Rate of compensation increase	3.5%	1.5%

Asset Allocation By Category	Asset allocation by category as of December 31:

	2025	2024
Asset category:
Equity Securities	46.0%	49.2%
Debt Securities	54.0%	48.4%
Other	—%	2.4%
Total	100.0%	100.0%

Target Asset Allocation For The Plan
The investment policy of ESA is directed toward a broad range of securities. The diversified portfolio seeks to maximize investment return while minimizing the risk levels associated with investing. The investment policy is structured to consider the Plans' obligations and the expected timing of benefit payments. The target asset allocation for the Plans' years presented is as follows:

	2025	2024
Asset category:
Equity Securities	46.0%	53.0%
Debt Securities	54.0%	46.0%
Other	—%	1.0%
Total	100.0%	100.0%

Fair Value Of The Asset Values By Category
The fair value of the asset values by category at December 31, 2025, was as follows:

	Total	Quoted prices in active markets for identical assets (level 1)	Significant observable inputs (level 2)	Significant unobservable inputs (level 3)
Asset category
Cash	$4,453	$4,453	—	—
Cash equivalents:
Money market funds (a)	3,858	3,858	—	—
Mutual funds (d)				—
Total	$8,311	$8,311	$—	$—

(a) This category includes highly liquid daily traded cash-like vehicles.
(b) This category invests in highly liquid mutual funds representing a diverse offering of debt issuance.
(c) This category represents common stocks of companies domiciled outside of the U.S.; they can be represented by ordinary shares or American Depository Receipts (ADRs).
(d) This category represents mutual funds investing principally in a variety of equity assets.

Effect Of A 1% Change In The Health Care Cost Trend Rate	The effect of a 1% change in the health care cost trend rate at December 31, 2025 was as follows:

	1% increase	1% decrease
Net periodic benefit cost	$17	$(15)
Benefit obligation	$115	$(104)

Retiree Medical Plan
Defined Benefit Plan Disclosure [Line Items]
Plans' Funded Status And Amounts Recognized In The Consolidated Financial Statements	The following table sets forth the retiree medical plans’ funded status and amounts recognized in the consolidated financial statements for the years ended December 31, 2025 and 2024:

	December 31, 2025	December 31, 2024
Change in benefit obligation:
Benefit obligation at beginning of period	$1,239	$1,231
Service cost	109	128
Interest cost	66	58
Actuarial (gain) loss	88	(148)
Employee contribution	5	9
Benefits paid	(23)	(39)
Benefit obligation at end of period	$1,484	$1,239
Change in plan assets:
Employer contribution	$19	$31
Employee contribution	4	8
Benefits paid	(23)	(39)
Fair value of Plan assets at end of period	$—	$—

	Year ended December 31, 2025	Year ended December 31, 2024
Accrued benefit cost, end of period:
Funded (unfunded) status	$(1,484)	$(1,238)
Unrecognized net actuarial gain	(1,380)	(1,626)
Accrued benefit cost, end of period	$(2,864)	$(2,864)
Amounts recognized in the statement of financial position:
Accrued benefit liability, current	$(109)	$(61)
Accrued benefit liability, non-current	(1,375)	(1,177)
Accumulated other comprehensive gain, pretax	(1,380)	(1,626)
Net amount recognized	$(2,864)	$(2,864)

Components of net periodic pension cost (for period):	Year ended December 31, 2025	Year ended December 31, 2024
Service cost	$109	$128
Interest cost	66	58
Amortization of net actuarial gain	(157)	(138)
Total net periodic benefit cost	$18	$48
Note 17 - BENEFIT PLANS AND OBLIGATIONS FOR TERMINATION INDEMNITY (Cont.)

2.    Retiree Medical Plan (Cont.)

Assumptions as of end of period:	Year ended December 31, 2025	Year ended December 31, 2024
Discount rate	5.10%	5.50%
Health care cost trend rate assumed for next year	7.00%	6.50%
Ultimate health care cost trend rate	4.00%	4.00%